Shareholder Report	6 Months Ended
Jan. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	DAVIS NEW YORK VENTURE FUND INC
Entity Central Index Key	0000071701
Entity Investment Company Type	N-1A
Document Period End Date	Jan. 31, 2025
C000009516 [Member]
Shareholder Report [Line Items]
Fund Name	Davis New York Venture Fund
Class Name	Class A
Trading Symbol	NYVTX
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about the Davis New York Venture Fund (the “Fund”) for the period of August 1, 2024 to January 31, 2025 (the “period”).
Shareholder Report Annual or Semi-Annual	Semi-Annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at davisfunds.com/resources/regulatory-documents or by contacting Investor Services at 1-800-279-0279.
Additional Information Phone Number	1-800-279-0279
Additional Information Website	davisfunds.com/resources/regulatory-documents
Expenses [Text Block]
What were the Fund expenses for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Davis New York Venture Fund (Class A)	$47	0.90%*
*	Annualized.

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.90%	[1]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
Summary of Results
The Fund underperformed the Standard & Poor’s 500 Index (“S&P 500” or the “Index”) for the period. The Fund’s Class A shares delivered a total return on net asset value of 8.34%, versus a 10.12% return for the S&P 500. The Fund invests principally in common stocks (including American Depositary Receipts) issued by large companies with market capitalizations of at least $10 billion. The Fund continues to invest a significant portion of its assets in financial services and foreign companies.
Market Overview
  S&P 500
    Strongest performing sectors - Consumer Discretionary (+27%), Communication Services (+26%), and
    Financials (+19%)
    Weakest performing sectors - Energy (-5%), Materials (-3%), and Health Care (-1%)
Detractors from Performance
  Information Technology - significantly underperformed the Index sector (-20% vs +6%)
    Samsung Electronics (-40%) - largest individual detractor
    Applied Materials (-15%), Intel (-30%), and Texas Instruments (-8%)
    Intel - no longer a Fund holding
  Consumer Discretionary - underperformed the Index sector (+9% vs +27%)
    MGM Resorts (-20%)
  Health Care - underperformed the Index sector (-4% vs -1%) and overweight (average weighting 14% vs 11%)
    Humana (-18%), Cigna Group (-15%), and Viatris (-5%)
  Individual holdings
    Teck Resources (-16%) and IAC (-20%)
Contributors to Performance
  Significantly overweight in stronger performing Financials sector (average weighting 37% vs 13%)
    Capital One Financial (+36%), Wells Fargo (+35%), Berkshire Hathaway (+7%), Ping An Insurance (+32%), and Julius Baer Group (+30%)
  Communication Services - outperformed the Index sector (+34% vs +26%) and overweight (average weighting 13% vs 9%)
    Meta Platforms (+45%) - largest individual contributor
    Alphabet (+19%)
  Underweight in Information Technology (average weighting 11% vs 32%)
  Individual holdings
    Amazon.com (+27%), Solventum (+26%), and DiDi Global (+27%)

Performance Past Does Not Indicate Future [Text]	The performance data quoted in this report represents past performance, assumes that all distributions were reinvested, and is not a guarantee of future results.
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN FOR PERIODS ENDED 01/31/25	1 Year	5 Years	10 Years
Davis New York Venture Fund (Class A) — Without sales charge	24.17%	11.30%	10.82%
Davis New York Venture Fund (Class A) — With sales charge*	18.27%	10.23%	10.29%
S&P 500 Index	26.38%	15.15%	13.75%
Russell 1000 Value Index	19.54%	10.14%	9.41%
*	Reflects 4.75% front-end sales charge.

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	For most recent month-end performance information, please call Investor Services at 1-800-279-0279 or visit the Fund’s website atwww.davisfunds.com.
Net Assets	$ 6,700,000,000
Holdings Count | Holding	43
Advisory Fees Paid, Amount	$ 17,900,000
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets as of 01/31/25 (in billions)	$6.7
Total number of portfolio holdings as of 01/31/25	43
Portfolio turnover rate for the period	9%
Total advisory fees paid for the period (in millions)	$17.9

Holdings [Text Block]	Top Sectors as of 01/31/25 Net Assets
Financials	34.91%
Health Care	15.53%
Consumer Discretionary	12.86%
Communication Services	12.61%
Information Technology	9.72%

C000009517 [Member]
Shareholder Report [Line Items]
Fund Name	Davis New York Venture Fund
Class Name	Class B
Trading Symbol	NYVBX
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about the Davis New York Venture Fund (the “Fund”) for the period of August 1, 2024 to January 31, 2025 (the “period”).
Shareholder Report Annual or Semi-Annual	Semi-Annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at davisfunds.com/resources/regulatory-documents or by contacting Investor Services at 1-800-279-0279.
Additional Information Phone Number	1-800-279-0279
Additional Information Website	davisfunds.com/resources/regulatory-documents
Expenses [Text Block]
What were the Fund expenses for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Davis New York Venture Fund (Class B)	$92	1.75%*
*	Annualized.

Expenses Paid, Amount	$ 92
Expense Ratio, Percent	1.75%	[2]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
Summary of Results
The Fund underperformed the Standard & Poor’s 500 Index (“S&P 500” or the “Index”) for the period. The Fund’s Class B shares delivered a total return on net asset value of 7.86%, versus a 10.12% return for the S&P 500. The Fund invests principally in common stocks (including American Depositary Receipts) issued by large companies with market capitalizations of at least $10 billion. The Fund continues to invest a significant portion of its assets in financial services and foreign companies.
Market Overview
  S&P 500
    Strongest performing sectors - Consumer Discretionary (+27%), Communication Services (+26%), and
    Financials (+19%)
    Weakest performing sectors - Energy (-5%), Materials (-3%), and Health Care (-1%)
Detractors from Performance
  Information Technology - significantly underperformed the Index sector (-20% vs +6%)
    Samsung Electronics (-40%) - largest individual detractor
    Applied Materials (-15%), Intel (-30%), and Texas Instruments (-8%)
    Intel - no longer a Fund holding
  Consumer Discretionary - underperformed the Index sector (+9% vs +27%)
    MGM Resorts (-20%)
  Health Care - underperformed the Index sector (-4% vs -1%) and overweight (average weighting 14% vs 11%)
    Humana (-18%), Cigna Group (-15%), and Viatris (-5%)
  Individual holdings
    Teck Resources (-16%) and IAC (-20%)
Contributors to Performance
  Significantly overweight in stronger performing Financials sector (average weighting 37% vs 13%)
    Capital One Financial (+36%), Wells Fargo (+35%), Berkshire Hathaway (+7%), Ping An Insurance (+32%), and Julius Baer Group (+30%)
  Communication Services - outperformed the Index sector (+34% vs +26%) and overweight (average weighting 13% vs 9%)
    Meta Platforms (+45%) - largest individual contributor
    Alphabet (+19%)
  Underweight in Information Technology (average weighting 11% vs 32%)
  Individual holdings
    Amazon.com (+27%), Solventum (+26%), and DiDi Global (+27%)

Performance Past Does Not Indicate Future [Text]	The performance data quoted in this report represents past performance, assumes that all distributions were reinvested, and is not a guarantee of future results.
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN FOR PERIODS ENDED 01/31/25	1 Year	5 Years	10 Years
Davis New York Venture Fund (Class B) — Without CDSC*	23.13%	10.36%	10.09%
Davis New York Venture Fund (Class B) — With CDSC*,**	19.29%	10.16%	10.09%
S&P 500 Index	26.38%	15.15%	13.75%
Russell 1000 Value Index	19.54%	10.14%	9.41%
*	Because Class B shares automatically convert to Class A shares after 7 years, the “10-Year” returns for Class B reflect Class A performance for the period after conversion.
**	Includes any applicable contingent deferred sales charge (“CDSC”).

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	For most recent month-end performance information, please call Investor Services at 1-800-279-0279 or visit the Fund’s website atwww.davisfunds.com.
Net Assets	$ 6,700,000,000
Holdings Count | Holding	43
Advisory Fees Paid, Amount	$ 17,900,000
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets as of 01/31/25 (in billions)	$6.7
Total number of portfolio holdings as of 01/31/25	43
Portfolio turnover rate for the period	9%
Total advisory fees paid for the period (in millions)	$17.9

Holdings [Text Block]	Top Sectors as of 01/31/25 Net Assets
Financials	34.91%
Health Care	15.53%
Consumer Discretionary	12.86%
Communication Services	12.61%
Information Technology	9.72%

C000009518 [Member]
Shareholder Report [Line Items]
Fund Name	Davis New York Venture Fund
Class Name	Class C
Trading Symbol	NYVCX
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about the Davis New York Venture Fund (the “Fund”) for the period of August 1, 2024 to January 31, 2025 (the “period”).
Shareholder Report Annual or Semi-Annual	Semi-Annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at davisfunds.com/resources/regulatory-documents or by contacting Investor Services at 1-800-279-0279.
Additional Information Phone Number	1-800-279-0279
Additional Information Website	davisfunds.com/resources/regulatory-documents
Expenses [Text Block]
What were the Fund expenses for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Davis New York Venture Fund (Class C)	$91	1.73%*
*	Annualized.

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	1.73%	[3]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
Summary of Results
The Fund underperformed the Standard & Poor’s 500 Index (“S&P 500” or the “Index”) for the period. The Fund’s Class C shares delivered a total return on net asset value of 7.90%, versus a 10.12% return for the S&P 500. The Fund invests principally in common stocks (including American Depositary Receipts) issued by large companies with market capitalizations of at least $10 billion. The Fund continues to invest a significant portion of its assets in financial services and foreign companies.
Market Overview
  S&P 500
    Strongest performing sectors - Consumer Discretionary (+27%), Communication Services (+26%), and
    Financials (+19%)
    Weakest performing sectors - Energy (-5%), Materials (-3%), and Health Care (-1%)
Detractors from Performance
  Information Technology - significantly underperformed the Index sector (-20% vs +6%)
    Samsung Electronics (-40%) - largest individual detractor
    Applied Materials (-15%), Intel (-30%), and Texas Instruments (-8%)
    Intel - no longer a Fund holding
  Consumer Discretionary - underperformed the Index sector (+9% vs +27%)
    MGM Resorts (-20%)
  Health Care - underperformed the Index sector (-4% vs -1%) and overweight (average weighting 14% vs 11%)
    Humana (-18%), Cigna Group (-15%), and Viatris (-5%)
  Individual holdings
    Teck Resources (-16%) and IAC (-20%)
Contributors to Performance
  Significantly overweight in stronger performing Financials sector (average weighting 37% vs 13%)
    Capital One Financial (+36%), Wells Fargo (+35%), Berkshire Hathaway (+7%), Ping An Insurance (+32%), and Julius Baer Group (+30%)
  Communication Services - outperformed the Index sector (+34% vs +26%) and overweight (average weighting 13% vs 9%)
    Meta Platforms (+45%) - largest individual contributor
    Alphabet (+19%)
  Underweight in Information Technology (average weighting 11% vs 32%)
  Individual holdings
    Amazon.com (+27%), Solventum (+26%), and DiDi Global (+27%)

Performance Past Does Not Indicate Future [Text]	The performance data quoted in this report represents past performance, assumes that all distributions were reinvested, and is not a guarantee of future results.
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN FOR PERIODS ENDED 01/31/25	1 Year	5 Years	10 Years
Davis New York Venture Fund (Class C) — Without CDSC*	23.11%	10.38%	10.11%
Davis New York Venture Fund (Class C) — With CDSC*,**	22.13%	10.38%	10.11%
S&P 500 Index	26.38%	15.15%	13.75%
Russell 1000 Value Index	19.54%	10.14%	9.41%
*	Because Class C shares automatically convert to Class A shares after 8 years, the “10-Year” returns for Class C reflect Class A performance for the period after conversion.
**	Includes any applicable contingent deferred sales charge (“CDSC”).

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	For most recent month-end performance information, please call Investor Services at 1-800-279-0279 or visit the Fund’s website atwww.davisfunds.com.
Net Assets	$ 6,700,000,000
Holdings Count | Holding	43
Advisory Fees Paid, Amount	$ 17,900,000
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets as of 01/31/25 (in billions)	$6.7
Total number of portfolio holdings as of 01/31/25	43
Portfolio turnover rate for the period	9%
Total advisory fees paid for the period (in millions)	$17.9

Holdings [Text Block]	Top Sectors as of 01/31/25 Net Assets
Financials	34.91%
Health Care	15.53%
Consumer Discretionary	12.86%
Communication Services	12.61%
Information Technology	9.72%

C000009520 [Member]
Shareholder Report [Line Items]
Fund Name	Davis New York Venture Fund
Class Name	Class R
Trading Symbol	NYVRX
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about the Davis New York Venture Fund (the “Fund”) for the period of August 1, 2024 to January 31, 2025 (the “period”).
Shareholder Report Annual or Semi-Annual	Semi-Annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at davisfunds.com/resources/regulatory-documents or by contacting Investor Services at 1-800-279-0279.
Additional Information Phone Number	1-800-279-0279
Additional Information Website	davisfunds.com/resources/regulatory-documents
Expenses [Text Block]
What were the Fund expenses for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Davis New York Venture Fund (Class R)	$62	1.19%*
*	Annualized.

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	1.19%	[4]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
Summary of Results
The Fund underperformed the Standard & Poor’s 500 Index (“S&P 500” or the “Index”) for the period. The Fund’s Class R shares delivered a total return of 8.20%, versus a 10.12% return for the S&P 500. The Fund invests principally in common stocks (including American Depositary Receipts) issued by large companies with market capitalizations of at least $10 billion. The Fund continues to invest a significant portion of its assets in financial services and foreign companies.
Market Overview
  S&P 500
    Strongest performing sectors - Consumer Discretionary (+27%), Communication Services (+26%), and
    Financials (+19%)
    Weakest performing sectors - Energy (-5%), Materials (-3%), and Health Care (-1%)
Detractors from Performance
  Information Technology - significantly underperformed the Index sector (-20% vs +6%)
    Samsung Electronics (-40%) - largest individual detractor
    Applied Materials (-15%), Intel (-30%), and Texas Instruments (-8%)
    Intel - no longer a Fund holding
  Consumer Discretionary - underperformed the Index sector (+9% vs +27%)
    MGM Resorts (-20%)
  Health Care - underperformed the Index sector (-4% vs -1%) and overweight (average weighting 14% vs 11%)
    Humana (-18%), Cigna Group (-15%), and Viatris (-5%)
  Individual holdings
    Teck Resources (-16%) and IAC (-20%)
Contributors to Performance
  Significantly overweight in stronger performing Financials sector (average weighting 37% vs 13%)
    Capital One Financial (+36%), Wells Fargo (+35%), Berkshire Hathaway (+7%), Ping An Insurance (+32%), and Julius Baer Group (+30%)
  Communication Services - outperformed the Index sector (+34% vs +26%) and overweight (average weighting 13% vs 9%)
    Meta Platforms (+45%) - largest individual contributor
    Alphabet (+19%)
  Underweight in Information Technology (average weighting 11% vs 32%)
  Individual holdings
    Amazon.com (+27%), Solventum (+26%), and DiDi Global (+27%)

Performance Past Does Not Indicate Future [Text]	The performance data quoted in this report represents past performance, assumes that all distributions were reinvested, and is not a guarantee of future results.
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN FOR PERIODS ENDED 01/31/25	1 Year	5 Years	10 Years
Davis New York Venture Fund (Class R)	23.80%	10.99%	10.51%
S&P 500 Index	26.38%	15.15%	13.75%
Russell 1000 Value Index	19.54%	10.14%	9.41%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	For most recent month-end performance information, please call Investor Services at 1-800-279-0279 or visit the Fund’s website atwww.davisfunds.com.
Net Assets	$ 6,700,000,000
Holdings Count | Holding	43
Advisory Fees Paid, Amount	$ 17,900,000
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets as of 01/31/25 (in billions)	$6.7
Total number of portfolio holdings as of 01/31/25	43
Portfolio turnover rate for the period	9%
Total advisory fees paid for the period (in millions)	$17.9

Holdings [Text Block]	Top Sectors as of 01/31/25 Net Assets
Financials	34.91%
Health Care	15.53%
Consumer Discretionary	12.86%
Communication Services	12.61%
Information Technology	9.72%

C000009519 [Member]
Shareholder Report [Line Items]
Fund Name	Davis New York Venture Fund
Class Name	Class Y
Trading Symbol	DNVYX
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about the Davis New York Venture Fund (the “Fund”) for the period of August 1, 2024 to January 31, 2025 (the “period”).
Shareholder Report Annual or Semi-Annual	Semi-Annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at davisfunds.com/resources/regulatory-documents or by contacting Investor Services at 1-800-279-0279.
Additional Information Phone Number	1-800-279-0279
Additional Information Website	davisfunds.com/resources/regulatory-documents
Expenses [Text Block]
What were the Fund expenses for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Davis New York Venture Fund (Class Y)	$35	0.66%*
*	Annualized.

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.66%	[5]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
Summary of Results
The Fund underperformed the Standard & Poor’s 500 Index (“S&P 500” or the “Index”) for the period. The Fund’s Class Y shares delivered a total return of 8.47%, versus a 10.12% return for the S&P 500. The Fund invests principally in common stocks (including American Depositary Receipts) issued by large companies with market capitalizations of at least $10 billion. The Fund continues to invest a significant portion of its assets in financial services and foreign companies.
Market Overview
  S&P 500
    Strongest performing sectors - Consumer Discretionary (+27%), Communication Services (+26%), and
    Financials (+19%)
    Weakest performing sectors - Energy (-5%), Materials (-3%), and Health Care (-1%)
Detractors from Performance
  Information Technology - significantly underperformed the Index sector (-20% vs +6%)
    Samsung Electronics (-40%) - largest individual detractor
    Applied Materials (-15%), Intel (-30%), and Texas Instruments (-8%)
    Intel - no longer a Fund holding
  Consumer Discretionary - underperformed the Index sector (+9% vs +27%)
    MGM Resorts (-20%)
  Health Care - underperformed the Index sector (-4% vs -1%) and overweight (average weighting 14% vs 11%)
    Humana (-18%), Cigna Group (-15%), and Viatris (-5%)
  Individual holdings
    Teck Resources (-16%) and IAC (-20%)
Contributors to Performance
  Significantly overweight in stronger performing Financials sector (average weighting 37% vs 13%)
    Capital One Financial (+36%), Wells Fargo (+35%), Berkshire Hathaway (+7%), Ping An Insurance (+32%), and Julius Baer Group (+30%)
  Communication Services - outperformed the Index sector (+34% vs +26%) and overweight (average weighting 13% vs 9%)
    Meta Platforms (+45%) - largest individual contributor
    Alphabet (+19%)
  Underweight in Information Technology (average weighting 11% vs 32%)
  Individual holdings
    Amazon.com (+27%), Solventum (+26%), and DiDi Global (+27%)

Performance Past Does Not Indicate Future [Text]	The performance data quoted in this report represents past performance, assumes that all distributions were reinvested, and is not a guarantee of future results.
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN FOR PERIODS ENDED 01/31/25	1 Year	5 Years	10 Years
Davis New York Venture Fund (Class Y)	24.45%	11.57%	11.09%
S&P 500 Index	26.38%	15.15%	13.75%
Russell 1000 Value Index	19.54%	10.14%	9.41%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	For most recent month-end performance information, please call Investor Services at 1-800-279-0279 or visit the Fund’s website atwww.davisfunds.com.
Net Assets	$ 6,700,000,000
Holdings Count | Holding	43
Advisory Fees Paid, Amount	$ 17,900,000
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets as of 01/31/25 (in billions)	$6.7
Total number of portfolio holdings as of 01/31/25	43
Portfolio turnover rate for the period	9%
Total advisory fees paid for the period (in millions)	$17.9

Holdings [Text Block]	Top Sectors as of 01/31/25 Net Assets
Financials	34.91%
Health Care	15.53%
Consumer Discretionary	12.86%
Communication Services	12.61%
Information Technology	9.72%

[1]	Annualized.
[2]	Annualized.
[3]	Annualized.
[4]	Annualized.
[5]	Annualized.